COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Oct. 31, 2013	Jun. 30, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,062,000,000	$ 2,062,000,000	$ 1,994,000,000
Related Party Transaction [Line Items]
Contractual commitments under newbuilding contracts		85,000,000	794,800,000
Term of loan in years	2 years
Bridge Loan	150,000,000	150,000,000
Ship Finance International Limited share of bridging loan commitment	61,300,000	61,300,000
SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn	1,038,300,000	1,038,300,000
SFL Linus [Member]
Related Party Transaction [Line Items]
Contractual commitments under newbuilding contracts			405,000,000
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility	260,000,000	260,000,000
SFL West Polaris [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed	94,000,000	94,000,000
Term loan facility, principal amount			420,000,000	700,000,000
SFL Linus [Member]
Related Party Transaction [Line Items]
Term loan facility, principal amount					475,000,000
Scenario, Forecast [Member] | SFL Linus [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed						90,000,000
Subsequent Event [Member] | SFL West Polaris [Member]
Related Party Transaction [Line Items]
Term loan facility, amount guaranteed							$ 88,000,000